Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Short-Term Borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2022	2021	2020

Amount outstanding at December 31,	$122,700	$244,686	$214,755
Maximum amount outstanding at any month end	253,219	244,686	213,043
Average amount outstanding	177,599	232,815	180,065
Weighted average interest rate:
For the year	0.42%	0.39%	0.56%
As of year end	0.86	0.37	0.47